Income from voyages and related services (Tables)	12 Months Ended
Dec. 31, 2023
Income from voyages and related services
Schedule of income from voyages and related services
	2023	2022	2021
	US $ in millions
Freight revenues from containerized cargo:
Pacific	1,779.1	5,504.2	5,278.8
Cross-Suez	491.3	1,528.5	1,254.2
Atlantic	636.3	1,231.3	960.8
Intra-Asia	616.6	1,945.9	1,714.6
Latin America	425.0	742.3	490.3
	3,948.3	10,952.2	9,698.7

Freight revenues from non-containerized cargo (mostly related to vehicle shipping services)	534.5	308.4	83.9

Other revenues (*)	679.4	1,301.0	946.1
	5,162.2	12,561.6	10,728.7

(*) Mainly related to demurrage and value-added services.